Equity Incentive Schemes and Stock Compensation Charges - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 26,819	$ 31,594	$ 30,573
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	14,777	17,408	18,020
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation costs	$ 12,042	$ 14,186	$ 12,553